Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 898	$ 838
Severance expenses	1,017	$ 1,078	$ 1,004
Deferred revenues recognized	977
Deferred revenue expected to be recognized in 2020	$ 522